Average Annual Total Returns - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP International Capital Appreciation Portfolio
Apr. 30, 2025
VIP International Capital Appreciation Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.19%
Past 5 years	6.87%
Past 10 years	8.28%
VIP International Capital Appreciation Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.04%
Past 5 years	6.76%
Past 10 years	8.17%
VIP International Capital Appreciation Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	7.92%
Past 5 years	6.61%
Past 10 years	8.01%
MS112
Average Annual Return:
Past 1 year	5.72%
Past 5 years	4.27%
Past 10 years	4.98%